Inventories	6 Months Ended
Jun. 30, 2023
Inventories

6.  Inventories

Inventories, net of provision for excess and obsolete inventories, consisted of the following:

	June 30,	December 31,
	2023	2022

	(in US$’000)
Raw materials	27,231	27,392
Finished goods	26,644	29,298
	53,875	56,690